Investment Risks - Wealthfront Treasury Money Market Fund	Nov. 21, 2025
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing and you could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; it is possible to lose money by investing in a money market fund.
Money Market Funds Risk [Member]
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Money Market Funds Risk. Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; it is possible to lose money by investing in a money market fund. To the extent that the Fund invests in money market funds, the Fund will be subject to the same risks that investors experience when investing in money market funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity in those funds.

Interest Rates Risk [Member]
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Interest Rate Risk. The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. The Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price without a subsidy by the Advisor or its affiliates. In addition, during periods when interest rates are low or there are negative interest rates, the Fund’s yield also may be low or the Fund may be unable to maintain a positive yield or a stable NAV of $1.00 per share. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the Fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the Fund’s money market securities holdings.

Treasury Securities Risk [Member]
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Treasury Securities Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

USGovernment Securities Risk [Member]
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U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are. Circumstances could arise that would prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling,” which could result in losses to the Fund.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price which includes principal and interest. Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. If the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.

Stable NAVRisk [Member]
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Stable NAV Risk. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the market place), the Fund could experience increased redemptions, which may adversely impact the Fund’s share price.

Credits Risk [Member]
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Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Market Risk [Member]
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Market Risk. The market prices of the Fund’s securities may move up and down, sometimes rapidly or unpredictably, due to general market conditions such as overall economic trends or events, government actions, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political and geopolitical factors, economic sanctions, countermeasures in response to sanctions, adverse investor sentiment, cybersecurity events, or local, regional or global events such as natural disasters or climate events, wars, terrorism, international conflicts, civil unrest, epidemics, pandemics or other public health issues. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The value of the Fund’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies, which could result in losses for the Fund. Adverse market conditions may be prolonged and may not have the same impact on all types of investments. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances, contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

Raising the ceiling on U.S. Government debt and passing periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. Government obligations, with unpredictable consequences for the Fund’s investments and the Fund’s ability to preserve the value of your investment at $1.00 per share, and for economies and markets in the United States and elsewhere.

Management And Operational Risk [Member]
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Management and Operational Risk. The Fund is subject to management risk because it relies on the Advisor’s ability to achieve its investment goals. The Fund runs the risk that the Advisor’s investment techniques, judgment and decisions will fail to produce the desired results and cause the Fund to incur significant losses. The Advisor may select investments that do not perform as anticipated. The Fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the Advisor, if such tools, resources or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the Advisor’s allocation techniques or investment style fail to produce the desired results. The Fund also is subject to the risk of loss as a result of other services provided by the Advisor and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

Investment Risk [Member]
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Investment Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the FDIC or any other government agency. The Advisor and its affiliates are not required to reimburse the Fund for losses, and you should not expect that the Advisor or its affiliates will provide financial support to the Fund at any time, including during periods of market stress.

Redemptions Risk [Member]
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Redemptions Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

No Operating History [Member]
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Risk [Text Block]	No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.